COMMITMENTS AND CONTINGENCIES - Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Long-term pension liability	$ 2,992	$ 3,003
Net gain (loss) on long-term pension liability adjustment	$ 263	$ (1,862)	$ 1,628